Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Nov. 30, 2022
Subsequent Event [Line Items]
Right of use asset liability	$ 100	$ 100	$ 100
Face value				$ 12,500